Long-Term Debt (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Banks, insurance companies and other financial institutions without collateral USD ($)	Mar. 31, 2012 Banks, insurance companies and other financial institutions without collateral JPY (¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions without collateral JPY (¥)	Mar. 31, 2012 Euro Medium-Term Notes USD ($)	Mar. 31, 2012 Euro Medium-Term Notes JPY (¥)	Mar. 31, 2011 Euro Medium-Term Notes JPY (¥)	Mar. 31, 2012 1.66% Unsecured Bonds due 2012 USD ($)	Mar. 31, 2012 1.66% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2011 1.66% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2012 0.85% Unsecured Bonds due 2012 USD ($)	Mar. 31, 2012 0.85% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2011 0.85% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2012 1.53% Unsecured Bonds due 2013 USD ($)	Mar. 31, 2012 1.53% Unsecured Bonds due 2013 JPY (¥)	Mar. 31, 2011 1.53% Unsecured Bonds due 2013 JPY (¥)	Mar. 31, 2012 1.19% Unsecured Bonds due 2014 USD ($)	Mar. 31, 2012 1.19% Unsecured Bonds due 2014 JPY (¥)	Mar. 31, 2011 1.19% Unsecured Bonds due 2014 JPY (¥)	Mar. 31, 2012 0.58% Unsecured Bonds due 2016 USD ($)	Mar. 31, 2012 0.58% Unsecured Bonds due 2016 JPY (¥)	Mar. 31, 2012 Capital lease obligations USD ($)	Mar. 31, 2012 Capital lease obligations JPY (¥)	Mar. 31, 2011 Capital lease obligations JPY (¥)	Mar. 31, 2012 Other long term debt without collateral USD ($)	Mar. 31, 2012 Other long term debt without collateral JPY (¥)	Mar. 31, 2011 Other long term debt without collateral JPY (¥)
Debt Instrument [Line Items]
Total	$ 5,268,000	¥ 431,976,000	¥ 413,760,000	$ 2,934,500	¥ 240,629,000	¥ 217,554,000	$ 684,122	¥ 56,098,000	¥ 55,167,000	$ 243,902	¥ 20,000,000	¥ 20,000,000	$ 121,951	¥ 10,000,000	¥ 10,000,000	$ 365,854	¥ 30,000,000	¥ 30,000,000	$ 365,854	¥ 30,000,000	¥ 30,000,000	$ 365,854	¥ 30,000,000	$ 152,878	¥ 12,536,000	¥ 48,526,000	$ 33,085	¥ 2,713,000	¥ 2,513,000
Less: current maturities	(1,456,793)	(119,457,000)	(122,608,000)
Long-term debt	$ 3,811,207	¥ 312,519,000	¥ 291,152,000